Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation [Line Items]
Grants (in Shares)	6,512,781
Forfeited (in Shares)	10,919
Weighted average grant date fair value (in Dollars per share)	$ 4.24
Unrecognized compensation expense	$ 1,500
Fair value of shares vested	26,100
Income tax benefit	$ 7,668	2,183	(666)
Restricted Shares [Member]
Share Based Compensation [Line Items]
Grant (in Shares)	6,525,192
Share-Based Payment Arrangement [Member]
Share Based Compensation [Line Items]
Income tax benefit	$ 1,700
Minimum [Member]
Share Based Compensation [Line Items]
Weighted average period	1 year
Maximum [Member]
Share Based Compensation [Line Items]
Weighted average period	4 years
2022 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Grant (in Shares)	6,525,192
2022 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares (in Shares)	7,500,000